INSURANCE RESERVES (Tables)	12 Months Ended
Dec. 31, 2016
Insurance Loss Reserves Tables [Abstract]
INSURANCE RESERVES

	2015	2016
	(EUR in millions)
Property and casualty reserves
Reserve for outstanding claims and unearned premiums as at January 1,	578	529
Incurred claims and claim adjustment expenses:
Provision for insured events of the current year	114	100
Change in provision for insured events of prior years	(61)	(45)
Total incurred claims and claim adjustment expenses	53	55
Payments:
Claims and claim adjustment expenses attributable to insured events of the current year	(27)	(39)
Claims and claim adjustment expenses attributable to insured events of prior years	(64)	(51)
Total payments	(91)	(90)
Changes in unearned premium reserves	(11)	(15)
Reserves for outstanding claims and unearned premiums as at December 31,	529	479

The share of reinsurers in property and casualty insurance reserves amounted to EUR 288 million and EUR 100 million at December 31, 2015 and 2016 respectively. The change in the provision for insured events of prior years is due to the adjustment of the case reserves as new information becomes available.

	2015	2016
	(EUR in millions)
Future policy benefit liabilities
Mathematical and other future policy benefit liabilities at 1 January	1,670	1,565
Increase in reserves	166	310
Paid claims and other movements	(271)	(161)
Mathematical and other future policy benefit liabilities at December 31,	1,565	1,714
Total insurance reserves	2,094	2,193

Insurance Reserves Reinsurance Arrangements Tables [Text Block]

Income from insurance operations at December 31, comprised:

	2014	2015	2016
	(EUR in millions)
Gross written premiums	506	476	516
Cancellation commissions	2	1	1
Total income from insurance operations	508	477	517

Insurance Reserves Reinsurance Tables [Text Block]

Reinsurance

We assume and cede reinsurance with other insurance companies, mainly in the property and casualty lines of business. Reinsurance coverage consists of both treaty and facultative reinsurance.
Our treaty reinsurance program consists of proportional and non-proportional (per risk and catastrophe) treaties in property and motor business, which are our main lines of property and casualty business. Other lines of business are covered also by proportional and non-proportional treaties.
The effect of reinsurance on premiums written and earned for the years ended December 31, was as follows:

Short-duration life insurance contracts
	2014	2015	2016
	(EUR in millions)
Premiums written	160	155	158
Net written premiums	160	155	158

Premiums earned	160	149	155
Net earned premiums	160	149	155

Included in premiums earned for 2014, 2015 and 2016 are reinsurance premiums assumed of EUR NIL, NIL and NIL respectively.
Net premiums earned on long-duration life insurance contracts amounted to EUR 94 million, EUR 110 million and EUR 167 million for 2014, 2015 and 2016 respectively.

Property and casualty insurance contracts
	2014	2015	2016
	(EUR in millions)
Direct premiums written	238	210	190
Reinsurance premiums assumed	7	(1)	-
Reinsurance ceded	(70)	(70)	(63)
Net written premiums	175	139	127

Direct premiums earned	244	224	198
Reinsurance premiums assumed	4	(1)	-
Reinsurance ceded	(71)	(72)	(61)
Net earned premiums	177	151	137

Short Duration Insurance Contracts Claims Development Tables [Text Block]

Motor
in millions
	Incurred Claims and Allocated Adjustment Expenses, Net of Reinsurance										As of December 31, 2016
	For the years Ended December 31
Accident Year	2007	2008	2009	2010	2011	2012	2013	2014	2015	2016	Total IBNR Plus IBNER [2]	Ultimate Number of Claims	Frequency[1]
2007	127	137	133	129	127	125	124	123	121	120	-	56	16%
2008		121	132	124	122	120	115	115	112	112	-	53	16%
2009			157	174	174	173	165	158	156	154	-	69	17%
2010				223	241	242	245	237	208	203	-	98	17%
2011					144	166	175	176	178	152	-	75	16%
2012						80	94	98	101	101	(3)	48	15%
2013							57	69	72	72	(2)	37	14%
2014								52	57	60	-	31	13%
2015									48	60	3	30	13%
2016										56	9	29	14%
									Total	1,090

	Cumulative Paid Claims and Allocated Adjustment Expenses, Net of Reinsurance
	For the years Ended December 31
Accident Year	2007	2008	2009	2010	2011	2012	2013	2014	2015	2016
2007	52	78	90	96	99	106	109	112	113	113
2008		51	77	84	90	95	99	101	102	104
2009			63	99	107	116	125	130	134	136
2010				94	131	142	153	162	170	174
2011					54	85	94	103	111	117
2012						32	47	53	59	63
2013							22	33	37	40
2014								17	27	30
2015									16	26
2016										16
Total										819
All outstanding liabilities before 2007, net of reinsurance										21
Liabilities for claims and claim adjustment expenses, net of reinsurance										292

(1) The frequency percentage is calculated as the ratio of (ultimate) claim counts to number of vehicles adjusted for the duration within each calendar year for which they have been insured.
(2) “IBNR" as well as incurred but not enough reported (“IBNER”) claims are calculated with commonly used statistical triangular technics, such as chainladder development factor methods, Bornhuetter-Ferguson estimates, based on historical incurred claims on an accident year basis.

Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability Tables [Text Block]

December 31, 2016
Net outstanding Liabilities
Motor	292
Other short duration insurance lines	25
Liabilities for claims and claim adjustment expenses, net of reinsurance	317

Reinsurance recoverable on claims
Motor	4
Other short duration insurance lines	75
Total reinsurance recoverable on claims	79

Unallocated claims adjustment expenses	12

Total gross liability for claims and claim adjustment expenses	408
Unearned Premium Reserves	71

Reserves for outstanding claims and unearned premiums as at December 31, 2016	479

Short Duration Insurance Contracts Schedule Of Historical Claims Duration Tables [Text Block]

Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance[1]
Years	1	2	3	4	5	6	7	8	9	10
Motor	35.7%	19.0%	6.1%	5.2%	4.4%	4.1%	2.3%	1.5%	1.2%	0.4%

(1) The average annual percentage payout of incurred claims by age is calculated based on the average percentage of age incremental payments to ultimate incurred cost